CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 7,141,452	$ 7,150,155
Restricted cash	5,740,000	4,740,000
Trade receivables	487,950	653,265
Prepaid expenses and other receivables	488,289	616,012
Due from related parties	3,987,430	1,855,151
Inventories	1,733,045	1,280,208
Total current assets	19,578,166	16,294,791
FIXED ASSETS:
Vessels, net	401,106,072	366,693,595
Other fixed assets, net	222,362	275,752
Total fixed assets	401,328,434	366,969,347
OTHER NON-CURRENT ASSETS:
Intangible assets	17,878,888	10,386,137
Other assets	2,018,381	2,500,611
Restricted cash	4,260,000	5,260,000
Total Assets	445,063,869	401,410,886
CURRENT LIABILITIES:
Trade accounts payable	2,197,629	938,027
Accrued expenses	1,913,336	1,553,371
Interest Rate Swaps	397,964	0
Due to related parties	35,834	928,662
Deferred income	946,614	1,237,708
Current portion of long-term debt	22,700,000	17,700,000
Loan due to a related party	14,000,000	0
Dividends on preferred shares payable	468,506	0
Total current liabilities	42,659,883	22,357,768
LONG-TERM LIABILITIES:
Long-term debt	179,550,000	178,500,000
Loan due to a related party	0	15,000,000
Interest rate swaps	253,932	0
Below-market acquired time charters	1,820,771	3,192,041
Total long-term liabilities	181,624,703	196,692,041
Total liabilities	224,284,586	219,049,809
COMMITMENTS AND CONTINGENCIES	0	0
STOCKHOLDERS' EQUITY:
Common stock, par value $0.01; 475,000,000 shares authorized; 16,317,000 and 20,926,715 shares issued and outstanding at December 31, 2011 and 2012, respectively	209,267	163,170
Preferred stock, par value $0.01; 25,000,000 shares authorized; 0 and 640,692 shares issued and outstanding at December 31, 2011 and 2012, respectively	6,407	0
Additional paid-in capital	218,810,448	176,496,943
Accumulated other comprehensive loss	(651,896)	0
Retained earnings	2,405,057	5,700,964
Total stockholders' equity	220,779,283	182,361,077
Total Liabilities and Stockholders' Equity	$ 445,063,869	$ 401,410,886